Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Operating Expense (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Operating Expenses [Line Items]
Total	€ 37,218	€ 33,210
Research And Development Expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	2,761	4,154
Rental and maintenance	650	329
Services, subcontracting and fees	15,170	10,611
Personnel expenses	8,143	7,280
Depreciation, amortization & provision	2,097	290
Other	24	54
Total	28,846	22,718
Research And Development Expenses | R&D [member]
Disclosure Of Operating Expenses [Line Items]
Consumables	62	786
Rental and maintenance	53	107
Services, subcontracting and fees	457	1,610
Personnel expenses	1,356	1,623
Depreciation, amortization & provision	106	62
Other	7	30
Total	2,041	4,218
Research And Development Expenses | Clinical studies [member]
Disclosure Of Operating Expenses [Line Items]
Consumables	2,699	3,368
Rental and maintenance	597	222
Services, subcontracting and fees	14,713	9,002
Personnel expenses	6,787	5,657
Depreciation, amortization & provision	1,991	228
Other	17	24
Total	26,805	18,500
General and Administrative Expenses [member]
Disclosure Of Operating Expenses [Line Items]
Consumables	89	303
Rental and maintenance	483	743
Services, subcontracting and fees	3,433	4,947
Personnel expenses	3,635	3,333
Depreciation, amortization & provision	341	855
Other	392	312
Total	€ 8,372	€ 10,493